14. Financial assets and liabilities (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Loans received from CAMMESA	$ 403,427	$ 784,245	$ 317,995
Gain on foreign currency forward contracts		157,827	410,794
Cash received on foreign currency forward contracts		380,348	$ 188,273
FONINVEMEN I and II
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Collections of receivables	350,577	307,211
Receivables	816,653	1,019,991
CVO
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Receivables	$ 1,291,384	$ 1,291,384